STATEMENT OF ADDITIONAL INFORMATION

                              USALLIANZ REWARDS (R)
                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                               SEPTEMBER 27, 2002


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE INSURANCE COMPANY AT: 5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297, (800) 542-5427.


THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED SEPTEMBER 27, 2002 AND AS MAY BE AMENDED FROM TIME TO TIME.





TABLE OF CONTENTS
------------------------------------------------------------------------


                                                 Page
Insurance Company................................   2
Experts..........................................   2
Legal Opinions...................................   2
Distributor......................................   2
Reduction or Elimination of the
 Contingent Deferred Sales Charge................   2
Calculation of Performance Data..................   3
Illustrations....................................  10
Federal Tax Status...............................  11
Annuity Provisions...............................  17
Financial Statements.............................  18
Appendix A- Illustrations........................  19







                                                                     REWSAI-0902


INSURANCE COMPANY
--------------------------------------------------------------------------------


Allianz Life Insurance Company of North America (the "Insurance Company") is a stock life insurance company organized under the laws of the state of Minnesota in 1896. The Insurance Company is a wholly-owned subsidiary of Allianz
Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has sales outlets throughout the world. The Insurance Company offers fixed and variable life insurance and annuities, and group life, accident and health insurance. On April 1, 1993, the Insurance Company changed its name from North American Life and Casualty Company to its present name.

The Insurance Company is rated A++ by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant in that it may represent the ability of a company to make fixed Annuity Payments from its general account.

EXPERTS
--------------------------------------------------------------------------------


The financial statements of Allianz Life Variable Account B as of and for the year ended December 31, 2001 and the consolidated financial statements of the Insurance Company as of December 31, 2001 and 2000 and for each of the years in the three years ended December 31, 2001 have been included in this Statement of Additional Information in reliance upon the reports of KPMG LLP, independent accountants, included in this Statement of Additional Information and upon the authority of said firm as experts in accounting and auditing.

The Insurance Company audit report refers to a change in its method of accounting for derivative instruments in 2001 and a change in its method of calculating deferred acquisition costs and future benefit reserves for two-tiered annuities in 1999. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

LEGAL OPINIONS
--------------------------------------------------------------------------------


Stewart Gregg, Senior Counsel to Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
--------------------------------------------------------------------------------


USAllianz Investor Services, LLC, a subsidiary of the Insurance Company, acts as the distributor. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------------------------------------------



The amount of the contingent deferred sales charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the contingent deferred sales charge will be determined by the Insurance Company after examination of the following factors:
1) the size of the group; 2) the total amount of Purchase Payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group (i.e., the expectation that the Contract owners will continue to hold the Contracts for a certain period of time); 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Insurance Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.


The contingent deferred sales charge may be eliminated when the Contracts are issued to an officer, director or employee of the Insurance Company or any of its affiliates. The contingent deferred sales charge may be reduced or eliminated when the Contract is sold by an agent of the Insurance Company to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the contingent deferred sales charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------


TOTAL RETURN

From time to time, the Insurance Company may advertise the performance data for the divisions of the separate account (also known as subaccounts) in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of a subaccount over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of the mortality and expense risk charge, the administrative charge, the operating expenses of the Investment Options and any applicable contingent deferred sales charge and contract maintenance charge ("Standardized Total Return"). The contingent deferred sales charge and contract maintenance charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable Contract Maintenance Charges and any applicable contingent deferred sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                           P(1+T)n = ERV

where:

           P      = a hypothetical initial payment of $1,000;

           T      = average annual total return;

           n      = number of years;

           ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).

The Insurance Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the contingent deferred sales charge and the contract maintenance charge. The Insurance Company may also advertise cumulative and average total return information over different periods of time. The Company may also present performance information computed on a different basis ("Non-Standardized Total Return").

Cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 payment at the time it is allocated to the Investment Options and assumes that the income earned by the investment in the Investment Option is reinvested.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

YIELD

The USAZ Money Market Fund ("Money Market Fund"). The Insurance Company may advertise yield information for the Money Market Fund. The Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the Investment Option's investment securities and changes in interest rates, operating expenses, the deduction of the mortality and expense risk charge, the administrative charge, the contract maintenance charge and, in certain instances, the value of the Investment Option's investment securities. Bonus amounts are not reflected in any performance information. The fact that the subaccount's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the subacount's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Investment Option, and the deduction of the mortality and expense risk charge, the administrative charge and contract maintenance charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] - 1.)

For the seven-day period ending on December 31, 2001, the USAZ Money Market Fund had a current yield of -0.67% and an effective yield of -0.66%.

Other Investment Options. The Insurance Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Investment Options. Each Investment Option (other than the USAZ Money Market Fund) will publish standardized total return information with any quotation of current yield.


The yield computation is determined by dividing the net investment income per Accumulation Unit earned during the period (minus the deduction for the mortality and expense risk charge, administrative charge and contract maintenance charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:


                          Yield = 2 [((a-b) + 1)6 - 1]
                                       cd
where:

          a    =  net  investment   income  earned  during  the  period  by  the
               Investment Option attributable to shares owned by the subaccount;

          b    = expenses accrued for the period (net of reimbursements);

          c = the average daily number of Accumulation Units outstanding during the period;

          d = the maximum offering price per Accumulation Unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume no sales load. The Insurance Company does not currently advertise yield information for any subaccount (other than the Money Market Fund).

PERFORMANCE RANKING

Total return may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).

From time to time, evaluation of performance by independent sources may also be used.

PERFORMANCE INFORMATION

Certain Investment Options have been in existence for some time and have investment performance history. In order to show how investment performance of the Investment Options affects Accumulation Unit values, the following performance information was developed. Bonus amounts are not reflected in any performance information.

The Investment Options of Franklin Templeton Variable Insurance Products Trust available under this Contract issue Class 2 shares and have a distribution plan which is referred to as a rule 12b-1 plan. Class 2 shares have Rule 12b-1 plan expenses currently equal to 0.25% per year, which will affect future performance.

Because class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund Fund and Templeton Foreign Securities Fund), standardized class 2 Investment Option performance for prior periods represents historical results of class 1 shares. For periods beginning 1/6/99 (or 5/1/97), class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.


Chart A on the following page reflects Accumulation Unit performance since Separate Account inception or, if later, the date that a particular Investment Option was added to the Separate Account. Charts B and C show Accumulation Unit performance, which assumes that the Accumulation Units were invested in each of the Investment Options from the Investment Option inception dates listed on the table. Charts A and B are for Contracts with the traditional death benefit and Chart C is for Contracts with the enhanced death benefit and enhanced guaranteed minimum income benefit.

Chart D reflects performance information for the Investment Options which does not include any contract fees, expenses or sales charges.


The performance figures in Column I represent performance figures for the Accumulation Units which reflect the mortality and expense risk charge, administrative charge, the contract maintenance charge, the operating expenses of the Investment Options and assumes that you make a withdrawal at the end of the period (therefore the contingent deferred sales charge is reflected). Column II represents performance figures for the Accumulation Units which reflect the deduction of the mortality and expense risk charge, administrative charge, and the operating expenses of the Investment Options. Past performance does not guarantee future results.



CHART        A - CONTRACTS WITH TRADITIONAL DEATH BENEFIT (WITH THE LOWEST TOTAL
             SEPARATE  ACCOUNT  CHARGES  OF  1.65%;  BONUS IS NOT  REFLECTED  IN
             PERFORMANCE)
-----------------------------------------------------------------------------------------------------------------------------------


Total Return for the periods ended December 31, 2001:                                             ACTUAL

                                                     COLUMN I (WITH CHARGES)                  COLUMN II (WITHOUT CHARGES)
-----------------------------------------------------------------------------------------------------------------------------------
                               SEPARATE ACCOUNT
                                   INCEPTION   ONE    THREE    FIVE     TEN     SINCE    ONE     THREE    FIVE     TEN     SINCE
INVESTMENT OPTION                    DATE     YEAR    YEAR     YEAR    YEAR   INCEPTION YEAR     YEAR     YEAR    YEAR   INCEPTION
                             IN INVESTMENT OPTION
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Growth and   11/5/2001     N/A      N/A     N/A      N/A    -4.20     N/A      N/A     N/A      N/A    4.40
Income*
USAZ Alliance Capital Large Cap    11/5/2001     N/A      N/A     N/A      N/A    -3.37     N/A      N/A     N/A      N/A    5.23
Growth*
USAZ Alliance Capital Technology*  11/5/2001     N/A      N/A     N/A      N/A    -1.17     N/A      N/A     N/A      N/A    7.43
Davis VA Financial                  2/1/2000  -20.45      N/A     N/A      N/A     4.40  -11.85      N/A     N/A      N/A    8.68
Davis VA Value                      2/1/2000  -20.47      N/A     N/A      N/A    -6.99  -11.87      N/A     N/A      N/A   -2.25
Franklin Global Communications     1/24/1989  -39.16   -18.62   -5.09     1.29     4.26  -30.56   -14.45   -3.11     1.62    4.32
Securities - Class 21,2
Franklin Growth and Income         1/24/1989  -12.48     0.55    6.87     8.86     8.29   -3.88     3.38    8.14     9.07    8.36
Securities - Class 21,2
Franklin High Income - Class 21,2  1/24/1989   -6.13    -8.34   -3.20     4.16     4.47    2.47    -4.98   -1.35     4.44    4.54
Franklin Income Securities -       1/24/1989   -9.50     1.10    3.82     7.15     8.07   -0.90     3.90    5.25     7.38    8.13
Class 21,2
Franklin Large Cap Growth           5/1/1996  -21.48     2.56    8.75      N/A    10.12  -12.88     5.26    9.94      N/A   10.97
Securities - Class 21,2
Franklin Real Estate - Class 21,2  1/24/1989   -2.49     5.57    2.71     9.06     8.37    6.11     8.15    4.21     9.26    8.44
Franklin Rising Dividends          1/27/1992    3.10     2.78    8.88      N/A     9.19   11.70     5.50   10.07      N/A    9.41
Securities - Class 21,2
Franklin Small Cap - Class 21,2    11/1/1995  -25.24     8.08    7.47      N/A    10.84  -16.64    10.52    8.72      N/A   11.48
Franklin Small Cap Value            5/1/1998    3.32     8.69     N/A      N/A    -0.88   11.92    11.14     N/A      N/A    1.54
Securities - Class 21,2
Franklin U.S. Government - Class   3/14/1989   -3.00     1.23    3.60     4.82     5.85    5.60     4.02    5.05     5.09    5.92
22
Franklin Zero Coupon 2005 - Class  3/14/1989   -1.46     0.33    4.50     6.77     7.94    7.14     3.17    5.90     7.01    8.00
12
Franklin Zero Coupon 2010 - Class  3/14/1989   -4.71    -1.38    4.84     7.64     8.47    3.89     1.55    6.22     7.86    8.53
12
Mutual Discovery Securities -      11/8/1996  -10.01     6.57    6.01      N/A     6.35   -1.41     9.09    7.33      N/A    7.48
Class 21,2
Mutual Shares Securities - Class   11/8/1996   -3.32     6.91    7.08      N/A     7.71    5.28     9.43    8.36      N/A    8.79
21,2
Templeton Developing Markets        3/4/1996  -18.19    -4.86  -10.55      N/A    -4.60   -9.59    -1.74   -8.06      N/A   -3.63
Securities - Class 21,2,3
Templeton Foreign Securities -      5/1/1992  -25.98    -4.59    0.12      N/A     5.43  -17.38    -1.48    1.75      N/A    5.69
Class 21,2,4
Templeton Growth Securities -      3/15/1994  -11.53     2.08    5.27      N/A     7.79   -2.93     4.82    6.63      N/A    8.25
Class 21,2
USAZ Templeton Developed Markets*  11/5/2001     N/A      N/A     N/A      N/A    -6.36     N/A      N/A     N/A      N/A    2.24
SP Jennison International Growth   12/15/2000 -45.58      N/A     N/A      N/A   -44.53  -36.98      N/A     N/A      N/A  -36.00
SP Strategic Partners Focused      12/15/2000 -25.71      N/A     N/A      N/A   -29.02  -17.11      N/A     N/A      N/A  -20.58
Growth
Oppenheimer Global Securities/VA    2/1/2000  -22.08      N/A     N/A      N/A   -11.50  -13.48      N/A     N/A      N/A   -6.55
Oppenheimer High Income/VA          2/1/2000   -8.31      N/A     N/A      N/A    -7.20    0.29      N/A     N/A      N/A   -2.45
Oppenheimer Main Street Growth &    2/1/2000  -20.24      N/A     N/A      N/A   -14.90  -11.64      N/A     N/A      N/A   -9.78
Income/VA
PIMCO VIT High Yield - Admin.       2/1/2000   -7.92      N/A     N/A      N/A    -5.24    0.68      N/A     N/A      N/A   -0.57
Class
PIMCO VIT StocksPLUS Growth &       2/1/2000  -21.49      N/A     N/A      N/A   -15.41  -12.89      N/A     N/A      N/A  -10.27
Income - Admin. Class
PIMCO VIT Total Return - Admin.     2/1/2000   -1.99      N/A     N/A      N/A     4.44    6.61      N/A     N/A      N/A    8.73
Class
USAZ PIMCO Growth and Income*      11/5/2001     N/A      N/A     N/A      N/A    -7.23     N/A      N/A     N/A      N/A    1.37
USAZ PIMCO Renaissance*            11/5/2001     N/A      N/A     N/A      N/A     1.32     N/A      N/A     N/A      N/A    9.92
USAZ PIMCO Value*                  11/5/2001     N/A      N/A     N/A      N/A     0.75     N/A      N/A     N/A      N/A    9.35
Seligman Small-Cap Value - Class 1  2/1/2000   12.89      N/A     N/A      N/A    25.59   21.49      N/A     N/A      N/A   29.23
USAZ Money Market                   2/1/2000   -7.02      N/A     N/A      N/A    -1.80    1.58      N/A     N/A      N/A    2.72
USAZ Van Kampen Aggressive Growth*  5/1/2001     N/A      N/A     N/A      N/A   -28.49     N/A      N/A     N/A      N/A  -19.89
USAZ Van Kampen Comstock*           5/1/2001     N/A      N/A     N/A      N/A   -15.26     N/A      N/A     N/A      N/A   -6.66
USAZ Van Kampen Emerging Growth*    5/1/2001     N/A      N/A     N/A      N/A   -16.92     N/A      N/A     N/A      N/A   -8.32
USAZ Van Kampen Growth and Income*  5/1/2001     N/A      N/A     N/A      N/A   -12.08     N/A      N/A     N/A      N/A   -3.48
USAZ Van Kampen Growth*             5/1/2001     N/A      N/A     N/A      N/A   -13.55     N/A      N/A     N/A      N/A   -4.95
------------------------------------------------------------------------------------------------------------------------------------

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1.Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.


There is no performance shown for the USAZ AIM Basic Value, USAZ AIM Blue Chip, USAZ AIM Dent Demographic Trends, USAZ AIM International Equity, Dreyfus Small Cap Stock Index, Dreyfus Stock Index, Jennison 20/20 Focus and the USAZ Oppenheimer Emerging Growth Investment Options because they were first offered under this Contract as of May 1, 2002. The product's bonus feature is not reflected in these charts.






CHART        B- CONTRACTS WITH TRADITIONAL  DEATH BENEFIT (WITH THE LOWEST TOTAL
             SEPARATE  ACCOUNT  CHARGES  OF  1.65%;  BONUS IS NOT  REFLECTED  IN
             PERFORMANCE)
-----------------------------------------------------------------------------------------------------------------------------------


Total Return for the periods ended December 31, 2001:                                HYPOTHETICAL

                                                     COLUMN I (WITH CHARGES)                 COLUMN II (WITHOUT CHARGES)
-----------------------------------------------------------------------------------------------------------------------------------
                               SEPARATE ACCOUNT
                                   INCEPTION   ONE    THREE    FIVE     TEN     SINCE    ONE     THREE    FIVE     TEN     SINCE
INVESTMENT OPTION                    DATE     YEAR    YEAR     YEAR    YEAR   INCEPTION YEAR     YEAR     YEAR    YEAR   INCEPTION
                             IN INVESTMENT OPTION
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Growth and   11/5/2001     N/A      N/A     N/A      N/A    -4.20     N/A      N/A     N/A      N/A    4.40
Income*
USAZ Alliance Capital Large Cap    11/5/2001     N/A      N/A     N/A      N/A    -3.37     N/A      N/A     N/A      N/A    5.23
Growth*
USAZ Alliance Capital Technology*  11/5/2001     N/A      N/A     N/A      N/A    -1.17     N/A      N/A     N/A      N/A    7.43
Davis VA Financial                  7/1/1999  -20.45      N/A     N/A      N/A    -1.72  -11.85      N/A     N/A      N/A    1.79
Davis VA Value                      7/1/1999  -20.47      N/A     N/A      N/A    -5.12  -11.87      N/A     N/A      N/A   -1.43
Franklin Global Communications     1/24/1989  -39.16   -18.62   -5.09     1.29     4.26  -30.56   -14.45   -3.11     1.62    4.32
Securities - Class 21,2
Franklin Growth and Income         1/24/1989  -12.48     0.55    6.87     8.86     8.29   -3.88     3.38    8.14     9.07    8.36
Securities - Class 21,2
Franklin High Income - Class 21,2  1/24/1989   -6.13    -8.34   -3.20     4.16     4.47    2.47    -4.98   -1.35     4.44    4.54
Franklin Income Securities -       1/24/1989   -9.50     1.10    3.82     7.15     8.07   -0.90     3.90    5.25     7.38    8.13
Class 21,2
Franklin Large Cap Growth           5/1/1996  -21.48     2.56    8.75      N/A    10.12  -12.88     5.26    9.94      N/A   10.97
Securities - Class 21,2
Franklin Real Estate - Class 21,2  1/24/1989   -2.49     5.57    2.71     9.06     8.37    6.11     8.15    4.21     9.26    8.44
Franklin Rising Dividends          1/27/1992    3.10     2.78    8.88      N/A     9.19   11.70     5.50   10.07      N/A    9.41
Securities - Class 21,2
Franklin Small Cap - Class 21,2    11/1/1995  -25.24     8.08    7.47      N/A    10.84  -16.64    10.52    8.72      N/A   11.48
Franklin Small Cap Value            5/1/1998    3.32     8.69     N/A      N/A    -0.88   11.92    11.14     N/A      N/A    1.54
Securities - Class 21,2
Franklin U.S. Government - Class   3/14/1989   -3.00     1.23    3.60     4.82     5.85    5.60     4.02    5.05     5.09    5.92
22
Franklin Zero Coupon 2005 - Class  3/14/1989   -1.46     0.33    4.50     6.77     7.94    7.14     3.17    5.90     7.01    8.00
12
Franklin Zero Coupon 2010 - Class  3/14/1989   -4.71    -1.38    4.84     7.64     8.47    3.89     1.55    6.22     7.86    8.53
12
Mutual Discovery Securities -      11/8/1996  -10.01     6.57    6.01      N/A     6.35   -1.41     9.09    7.33      N/A    7.48
Class 21,2
Mutual Shares Securities - Class   11/8/1996   -3.32     6.91    7.08      N/A     7.71    5.28     9.43    8.36      N/A    8.79
21,2
Templeton Developing Markets        3/4/1996  -18.19    -4.86  -10.55      N/A    -4.60   -9.59    -1.74   -8.06      N/A   -3.63
Securities - Class 21,2,3
Templeton Foreign Securities -      5/1/1992  -25.98    -4.59    0.12      N/A     5.43  -17.38    -1.48    1.75      N/A    5.69
Class 21,2,4
Templeton Growth Securities -      3/15/1994  -11.53     2.08    5.27      N/A     7.79   -2.93     4.82    6.63      N/A    8.25
Class 21,2
USAZ Templeton Developed Markets*  11/5/2001     N/A      N/A     N/A      N/A    -6.36     N/A      N/A     N/A      N/A    2.24
SP Jennison International Growth   12/15/2000 -45.58      N/A     N/A      N/A   -44.53  -36.98      N/A     N/A      N/A  -36.00
SP Strategic Partners Focused      12/15/2000 -25.71      N/A     N/A      N/A   -29.02  -17.11      N/A     N/A      N/A  -20.58
Growth
Oppenheimer Global Securities/VA    2/1/2000  -22.08     9.32   12.46    11.87    10.86  -13.48    11.71   13.51    12.04   10.93
Oppenheimer High Income/VA          2/1/2000   -8.31    -3.95   -0.48     6.70     8.10    0.29    -0.87    1.19     6.93    8.16
Oppenheimer Main Street Growth &    2/1/2000  -20.24    -4.84    3.53      N/A    11.23  -11.64    -1.72    4.96      N/A   11.79
Income/VA
PIMCO VIT High Yield - Admin.       2/1/2000   -7.92    -3.21     N/A      N/A    -2.47    0.68    -0.18     N/A      N/A    0.04
Class
PIMCO VIT StocksPLUS Growth &       2/1/2000  -21.49    -6.15     N/A      N/A     1.97  -12.89    -2.95     N/A      N/A    4.00
Income - Admin. Class
PIMCO VIT Total Return - Admin.     2/1/2000   -1.99     1.37     N/A      N/A     2.82    6.61     4.16     N/A      N/A    4.82
Class
USAZ PIMCO Growth and Income*      11/5/2001     N/A      N/A     N/A      N/A    -7.23     N/A      N/A     N/A      N/A    1.37
USAZ PIMCO Renaissance*            11/5/2001     N/A      N/A     N/A      N/A     1.32     N/A      N/A     N/A      N/A    9.92
USAZ PIMCO Value*                  11/5/2001     N/A      N/A     N/A      N/A     0.75     N/A      N/A     N/A      N/A    9.35
Seligman Small-Cap Value - Class 1  2/1/2000   12.89    26.53     N/A      N/A    14.53   21.49    28.35     N/A      N/A   16.21
USAZ Money Market                   2/1/2000   -7.02      N/A     N/A      N/A    -1.80    1.58      N/A     N/A      N/A    2.72
USAZ Van Kampen Aggressive Growth*  5/1/2001     N/A      N/A     N/A      N/A   -28.49     N/A      N/A     N/A      N/A  -19.89
USAZ Van Kampen Comstock*           5/1/2001     N/A      N/A     N/A      N/A   -15.26     N/A      N/A     N/A      N/A   -6.66
USAZ Van Kampen Emerging Growth*    5/1/2001     N/A      N/A     N/A      N/A   -16.92     N/A      N/A     N/A      N/A   -8.32
USAZ Van Kampen Growth and Income*  5/1/2001     N/A      N/A     N/A      N/A   -12.08     N/A      N/A     N/A      N/A   -3.48
USAZ Van Kampen Growth*             5/1/2001     N/A      N/A     N/A      N/A   -13.55     N/A      N/A     N/A      N/A   -4.95
------------------------------------------------------------------------------------------------------------------------------------

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1.Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.


There is no performance shown for the USAZ AIM Basic Value, USAZ AIM Blue Chip, USAZ AIM Dent Demographic Trends, USAZ AIM International Equity, Dreyfus Small Cap Stock Index, Dreyfus Stock Index, Jennison 20/20 Focus and the USAZ Oppenheimer Emerging Growth Investment Options because they were first offered under this Contract as of May 1, 2002. The product's bonus feature is not reflected in these charts.





CHART        C - CONTRACTS  WITH ENHANCED  DEATH BENEFIT AND ENHANCED GMIB (WITH
             THE HIGHEST TOTAL SEPARATE  ACCOUNT CHARGES OF 2.15%:  BONUS IS NOT
             REFLECTED IN PERFORMANCE)
------------------------------------------------------------------------------------------------------------------------------------


Total Return for the periods ended December 31, 2001:                                 HYPOTHETICAL

                                                     COLUMN I (WITH CHARGES)                  COLUMN II (WITHOUT CHARGES)
------------------------------------------------------------------------------------------------------------------------------------
                               SEPARATE ACCOUNT
                                   INCEPTION   ONE    THREE    FIVE     TEN     SINCE    ONE     THREE    FIVE     TEN     SINCE
INVESTMENT OPTION                    DATE     YEAR    YEAR     YEAR    YEAR   INCEPTION YEAR     YEAR     YEAR    YEAR   INCEPTION
                             IN INVESTMENT OPTION
------------------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Growth and   11/5/2001       N/A     N/A      N/A     N/A    -4.68     N/A      N/A      N/A     N/A     3.88
Income*
USAZ Alliance Capital Large Cap    11/5/2001       N/A     N/A      N/A     N/A    -3.85     N/A      N/A      N/A     N/A     4.70
Growth*
USAZ Alliance Capital Technology*  11/5/2001       N/A     N/A      N/A     N/A    -1.66     N/A      N/A      N/A     N/A     6.89
Davis VA Financial                  7/1/1999    -20.85     N/A      N/A     N/A    -2.21  -12.29      N/A      N/A     N/A     1.28
Davis VA Value                      7/1/1999    -20.87     N/A      N/A     N/A    -5.59  -12.31      N/A      N/A     N/A    -1.92
Franklin Global Communications     1/24/1989    -39.46  -19.03    -5.56    0.78     3.74  -30.91   -14.88    -3.59    1.11     3.80
Securities - Class 21,2
Franklin Growth and Income         1/24/1989    -12.92    0.05     6.34    8.32     7.75   -4.36     2.86     7.60    8.52     7.82
Securities - Class 21,2
Franklin High Income - Class 21,2  1/24/1989     -6.60   -8.80    -3.68    3.64     3.95    1.96    -5.46    -1.84    3.92     4.02
Franklin Income Securities -       1/24/1989     -9.95    0.59     3.30    6.61     7.53   -1.40     3.38     4.72    6.84     7.59
Class 21,2
Franklin Large Cap Growth           5/1/1996    -21.87    2.05     8.21     N/A     9.57  -13.32     4.73     9.39     N/A    10.42
Securities - Class 21,2
Franklin Real Estate - Class 21,2  1/24/1989     -2.98    5.04     2.20    8.51     7.83    5.58     7.61     3.69    8.71     7.90
Franklin Rising Dividends          1/27/1992      2.58    2.27     8.34     N/A     8.64   11.14     4.97     9.52     N/A     8.86
Securities - Class 21,2
Franklin Small Cap - Class 21,2    11/1/1995    -25.61    7.54     6.93     N/A    10.29  -17.06     9.97     8.18     N/A    10.92
Franklin Small Cap Value            5/1/1998      2.80    8.15      N/A     N/A    -1.38   11.36    10.58      N/A     N/A     1.03
Securities - Class 21,2
Franklin U.S. Government - Class   3/14/1989     -3.49    0.72     3.08    4.30     5.32    5.07     3.50     4.52    4.56     5.39
22
Franklin Zero Coupon 2005 - Class  3/14/1989     -1.95   -0.17     3.98    6.24     7.40    6.60     2.65     5.37    6.47     7.46
12
Franklin Zero Coupon 2010 - Class  3/14/1989     -5.19   -1.87     4.32    7.10     7.93    3.37     1.04     5.69    7.32     7.99
12
Mutual Discovery Securities -      11/8/1996    -10.46    6.04     5.48     N/A     5.82   -1.90     8.54     6.79     N/A     6.94
Class 21,2
Mutual Shares Securities - Class   11/8/1996     -3.80    6.38     6.54     N/A     7.17    4.75     8.88     7.82     N/A     8.25
21,2
Templeton Developing Markets        3/4/1996    -18.60   -5.34   -11.00     N/A    -5.08  -10.04    -2.23    -8.52     N/A    -4.11
Securities - Class 21,2,3
Templeton Foreign Securities -      5/1/1992    -26.35   -5.07    -0.38     N/A     4.90   -3.42     4.30     6.10     N/A     7.71
Class 21,2,4
Templeton Growth Securities -      3/15/1994    -11.97    1.57     4.74     N/A     7.25  -17.79    -1.97     1.24     N/A     5.16
Class 21,2
USAZ Templeton Developed Markets*  11/5/2001       N/A     N/A      N/A     N/A    -6.83     N/A      N/A      N/A     N/A     1.73
SP Jennison International Growth   12/15/2000   -45.85     N/A      N/A     N/A   -44.81  -37.30      N/A      N/A     N/A   -36.32
SP Strategic Partners Focused      12/15/2000   -26.08     N/A      N/A     N/A   -29.37  -17.52      N/A      N/A     N/A   -20.98
Growth
Oppenheimer Global Securities/VA    2/1/2000    -22.47    8.77    11.90   11.31    10.31  -13.91    11.15    12.94   11.48    10.38
Oppenheimer High Income/VA          2/1/2000     -8.77   -4.43    -0.98    6.17     7.56   -0.21    -1.37     0.68    6.40     7.62
Oppenheimer Main Street Growth &    2/1/2000    -20.64   -5.32     3.01     N/A    10.67  -12.08    -2.21     4.44     N/A    11.23
Income/VA
PIMCO VIT High Yield - Admin.       2/1/2000     -8.38   -3.69      N/A     N/A    -2.96    0.18    -0.68      N/A     N/A    -0.46
Class
PIMCO VIT StocksPLUS Growth &       2/1/2000    -21.88   -6.62      N/A     N/A     1.46  -13.33    -3.44      N/A     N/A     3.48
Income - Admin. Class
PIMCO VIT Total Return - Admin.     2/1/2000     -2.48    0.86      N/A     N/A     2.31    6.08     3.64      N/A     N/A     4.30
Class
USAZ PIMCO Growth and Income*      11/5/2001       N/A     N/A      N/A     N/A    -7.69     N/A      N/A      N/A     N/A     0.86
USAZ PIMCO Renaissance*            11/5/2001       N/A     N/A      N/A     N/A     0.81     N/A      N/A      N/A     N/A     9.37
USAZ PIMCO Value*                  11/5/2001       N/A     N/A      N/A     N/A     0.25     N/A      N/A      N/A     N/A     8.80
Seligman Small-Cap Value - Class 1  2/1/2000     12.33   25.90      N/A     N/A    13.96   20.88    27.71      N/A     N/A    15.63
USAZ Money Market                   2/1/2000     -7.48     N/A      N/A     N/A    -2.29    1.07      N/A      N/A     N/A     2.21
USAZ Van Kampen Aggressive Growth*  5/1/2001       N/A     N/A      N/A     N/A   -28.85     N/A      N/A      N/A     N/A   -20.29
USAZ Van Kampen Comstock*           5/1/2001       N/A     N/A      N/A     N/A   -15.68     N/A      N/A      N/A     N/A    -7.13
USAZ Van Kampen Emerging Growth*    5/1/2001       N/A     N/A      N/A     N/A   -17.82     N/A      N/A      N/A     N/A    -9.27
USAZ Van Kampen Growth and Income*  5/1/2001       N/A     N/A      N/A     N/A   -12.52     N/A      N/A      N/A     N/A    -3.96
USAZ Van Kampen Growth*             5/1/2001       N/A     N/A      N/A     N/A   -13.98     N/A      N/A      N/A     N/A    -5.43
------------------------------------------------------------------------------------------------------------------------------------

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1.Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

4.For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.


There is no performance shown for the USAZ AIM Basic Value, USAZ AIM Blue Chip, USAZ AIM Dent Demographic Trends, USAZ AIM International Equity, Dreyfus Small Cap Stock Index, Dreyfus Stock Index, Jennison 20/20 Focus and the USAZ Oppenheimer Emerging Growth Investment Options because they were first offered under this Contract as of May 1, 2002. The product's bonus feature is not reflected in these charts.



CHART D - INVESTMENT OPTION PERFORMANCE (NO CONTRACT CHARGES)


Total Return for the periods ended December 31, 2001
--------------------------------------------------------------------------------------------
                                                       ONE      FIVE       TEN        SINCE
INVESTMENT OPTION                                     YEAR      YEAR      YEAR      INCEPTION
                                                        %         %         %           %

USAZ Alliance Capital Growth and Income                   N/A       N/A       N/A        4.67
USAZ Alliance Capital Large Cap Growth                    N/A       N/A       N/A        5.50
USAZ Alliance Capital Technology                          N/A       N/A       N/A        7.70
Davis VA Financial                                     -10.37       N/A       N/A        3.48
Davis VA Value                                         -10.39       N/A       N/A        0.21
Franklin Global Communications Securities - Class      -29.40     -1.50      3.40        6.03
21,2
Franklin Growth and Income Securities - Class 21,2      -2.28      9.94     11.22       10.15
Franklin High Income - Class 21,2                        4.18      0.30      6.20        6.25
Franklin Income Securities - Class 21,2                  0.76      7.00      9.26        9.91
Franklin Large Cap Growth Securities - Class 21,2      -11.43     11.77       N/A       12.82
Franklin Real Estate - Class 21,2                        7.88      5.94     11.45       10.22
Franklin Rising Dividends Securities - Class 21,2       13.57     11.90       N/A       11.22
Franklin Small Cap - Class 21,2                        -15.25     10.53       N/A       13.45
Franklin Small Cap Value Securities - Class 21,2        13.79       N/A       N/A        3.23
Franklin U.S. Government - Class 22                      7.37      6.79      6.91        7.69
Franklin Zero Coupon 2005 - Class 12                     8.93      7.66      8.93        9.80
Franklin Zero Coupon 2010 - Class 12                     5.62      7.98      9.87       10.34
Mutual Discovery Securities - Class 21,2                 0.24      9.12       N/A        9.27
Mutual Shares Securities - Class 21,2                    7.04     10.16       N/A       10.60
Templeton Developing Markets Securities - Class         -8.08    -11.78       N/A      -11.10
21,2,3
Templeton Foreign Securities-Class 21,2,4              -15.99      4.63       N/A        9.64
Templeton Growth Securities-Class 21,2                  -1.31      8.40       N/A       10.05
USAZ Templeton Developed Markets                          N/A       N/A       N/A        2.50
SP Jennison International Growth                       -35.92       N/A       N/A      -37.67
SP Strategic Partners Focused Growth                   -20.80       N/A       N/A      -19.93
Oppenheimer Global Securities/VA                       -12.04     15.40     13.91          NA
Oppenheimer High Income/VA                               1.97      2.87      8.71          NA
Oppenheimer Main Street Growth & Income/VA             -10.16      6.71       N/A       13.67
PIMCO VIT High Yield - Admin. Class                      2.35       N/A       N/A        1.70
PIMCO VIT StocksPLUS Growth & Income - Admin. Class    -11.43       N/A       N/A        5.73
PIMCO VIT Total Return - Admin. Class                    8.37       N/A       N/A        6.55
USAZ PIMCO Growth and Income                              N/A       N/A       N/A        1.63
USAZ PIMCO Renaissance                                    N/A       N/A       N/A       10.20
USAZ PIMCO Value                                          N/A       N/A       N/A        9.63
Seligman Small-Cap Value - Class 1                      23.52       N/A       N/A       18.14
USAZ Money Market                                        3.27       N/A       N/A        4.24
USAZ Van Kampen Aggressive Growth                         N/A       N/A       N/A      -19.00
USAZ Van Kampen Comstock                                  N/A       N/A       N/A       -5.63
USAZ Van Kampen Emerging Growth                           N/A       N/A       N/A       -7.80
USAZ Van Kampen Growth and Income                         N/A       N/A       N/A       -2.41
USAZ Van Kampen Growth                                    N/A       N/A       N/A       -3.90

1.Ongoing  stock  market  volatility  can  dramatically  change  the  Investment
  Options' short-term performance; current results may differ.
2.Because  Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton
  Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
3.For Templeton  Developing  Markets  Securities Fund,  performance prior to the
  5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.
4.For Templeton Foreign Securities Fund,  performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.
There is no performance shown for the USAZ AIM Basic Value, USAZ AIM Blue Chip, USAZ AIM Dent Demographic Trends, USAZ AIM International Equity, Dreyfus Small Cap Stock Index, Dreyfus Stock Index, Jennison 20/20 Focus and the USAZ Oppenheimer Emerging Growth Investment Options because they were first offered under this Contract,as of May 1, 2002.



ILLUSTRATIONS
--------------------------------------------------------------------------------

Allianz Life may also provide illustrations to customers. These illustrations may provide hypothetical depictions of either the "pay-in", or Accumulation Phase, or the "pay-out", or annuitization phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. As another illustration alternative, we may use the Standard & Poor's 500 Composite Price Index or other recognized investment benchmark to show how values may vary. "Pay-in" and "pay-out" illustration may have various features as follows:

o Pay-in illustrations assume an initial lump sum Purchase Payment and are designed to show how adjusted historical performance or an assumed rate of return would have affected Contract Values, withdrawal values, or the death benefit. Pay-in illustrations may also be designed to show the effect of periodic additional Purchase Payments and withdrawals. Pay-in illustrations based upon adjusted historical performance may assume that monies are allocated to a single Investment Option or to multiple Investment Options. In the event that monies are hypothetically allocated to multiple Investment Options, performance may be shown on a weighted aggregate basis. Dollar cost averaging illustrations, which are based upon adjusted historical performance, would compare the hypothetical effect of a lump sum Purchase Payments into the specified Investment Options, as contrasted with dollar cost averaging into the Investment Options over some period. Pay-in illustrations will reflect the bonus.

o Pay-out illustrations are designed to show the hypothetical effect of annuitizing a Contract, or receiving a stream of periodic payments. These illustrations may depict either a variable annuitization or a fixed annuitization. A variable pay-out illustration would be based upon a combination of adjusted historical performance or on the historical returns of an investment benchmark, an assumed investment return (AIR), and the Annuitant's age whereas a fixed pay-out illustration would be based upon the Annuitant's age, the pay-out option selected, and the pay-out factor rates currently in effect on the date of the illustration. Variable pay-out illustrations may also show the portion of each pay-out that is subject to income tax and the portion that is non-taxable. Where applicable, a pay-out illustration will show the effect of the Enhanced GMIB or GMDB that is credited to a Contract in the event of certain annuitizations or death benefit payouts. In addition to variable and fixed pay-out illustrations, an illustration may also be prepared showing the effect of required minimum distribution payments from Qualified Contracts.

The values illustrated will be calculated reflecting the deduction of Investment Option expenses for the specific Investment Options selected and mortality and expense risk charges. Contract maintenance charges may or may not be deducted. For assumed rate or investment benchmark pay-in illustrations, where no Investment Options are selected, an arithmetic average of Investment Option expenses will be reflected. The amount of the mortality and expense risk charges will vary, depending upon the Contract features you select. For surrender values, the contingent deferred sales charges are also reflected. Illustrations will not reflect the deduction of any Federal or state income tax or penalties.

The illustrations that are given to customers by Allianz Life are designed to assist customers in understanding how a Contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return.

More detailed information about customer illustrations is found in Appendix A to this SAI. This information is incorporated herein by reference.

FEDERAL TAX STATUS
--------------------------------------------------------------------------------

Note: The following description is based upon the Insurance Company's understanding of current federal income tax law applicable to annuities in general. The Insurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Insurance Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL


Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments under the Annuity Option elected. For a lump sum payment received as a total withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.


For Annuity Payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable Annuity Option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Insurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Insurance Company, and its operations form a part of the Insurance Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an Investment Option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the Investment Option is represented by any one investment; (2) no more than 70% of the value of the total assets of the Investment Option is represented by any two investments; (3) no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Insurance Company intends that all Investment Options underlying the Contract will be managed by the investment managers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance is not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, the Insurance Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS


The Code provides that multiple Non-Qualified deferred annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.


PARTIAL 1035 EXCHANGES


Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract Qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS


Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.


ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulation Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If a Contract Owner transfers a Contract without adequate consideration to a person other than the Contract Owner's spouse (or to a former spouse incident to divorce), the Contract Owner will be taxed on the difference between his or her Accumulation Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain annuity starting dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange should consult a tax advisor as to the tax consequences.

DEATH BENEFITS


Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.


INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.


Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


REQUIRED DISTRIBUTIONS


In order to be treated as an annuity  contract for Federal  income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated
Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the owner's death. The designated Beneficiary refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the death or change of an annuitant is treated as the death of the owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


TAX TREATMENT OF SURRENDERS - NON-QUALIFIED CONTRACTS


Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate Purchase Payments made, any amount surrendered will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Surrendered earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to Purchase Payments made prior to August 14, 1982.


With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Surrenders - Qualified Contracts.")

QUALIFIED PLANS


The Contracts offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Insurance Company's administrative procedures. The Insurance Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Insurance Company specifically consents to be bound.


A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Insurance Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain Non-Qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Surrenders - Qualified Contracts.")

A.  TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B.  INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum amount each year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.


Qualified distributions from Roth IRAs are free from federal income tax. A Qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.


Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998. Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C.  PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in ligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Surrenders - Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF SURRENDERS - QUALIFIED CONTRACTS

In the case of a surrender under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity or to a "5% owner" (as defined in the Code). Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal.

TAX-SHELTERED ANNUITIES - SURRENDER LIMITATIONS

The Code limits the surrender of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


ANNUITY PROVISIONS
--------------------------------------------------------------------------------

FIXED ANNUITY PAYOUT


A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Insurance Company and do not vary with the investment experience of an Investment Option. The Fixed Account value on the day immediately preceding the Income Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the Annuitant and any joint Annuitant and the sex of the Annuitant and joint Annuitant where allowed.


VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Investment Option(s).

ANNUITY UNIT VALUE

On the Income Date, a fixed number of Annuity Units will be purchased as follows:

The first Annuity Payment is equal to the Adjusted Contract Value, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each subaccount the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each subaccount by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each subaccount remains unchanged unless the Contract Owner elects to transfer between Investment Options. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments for each subaccount. The Annuity Payment in each subaccount is determined by multiplying the number of Annuity Units then allocated to such subaccount by the Annuity Unit value for that subaccount. On each subsequent valuation date, the value of an Annuity Unit is determined in the following way:

First: The Net Investment Factor is determined as described in the Prospectus under "Purchase - Accumulation Units."

Second: The value of an Annuity Unit for a valuation period is equal to:

a. the value of the Annuity Unit for the immediately preceding valuation period.

b.   multiplied by the Net Investment Factor for the current valuation period;

c. divided by the Assumed Net Investment Factor (see below) for the valuation period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. The Assumed Investment Return that the Insurance Company will use is 5%. However, the Company may agree to use a different rate (which will never exceed 7%).



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The audited consolidated financial statements of the Insurance Company as of and for the year ended December 31, 2001, included herein should be considered only as bearing upon the ability of the Insurance Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2001 are also included herein.

                         APPENDIX A - ILLUSTRATIONS
                              IMPORTANT DISCLOSURES
                        ADJUSTED HISTORICAL ILLUSTRATION

 THIS IS AN ILLUSTRATION NOT A CONTRACT. The purpose of this illustration is to demonstrate how the performance of the underlying Investment Options offered through the Contract may affect Contract Values, death benefits, and income benefits over an extended period of time. This illustration is based on historical rates of return and is not intended to serve as a projection or prediction of future investment returns. It illustrates how much the Contract would hypothetically be worth, and how much the guaranteed death benefit and guaranteed minimum income benefit would be, at the end of each year if: (1) the product were offered and the customer purchased the variable annuity on the hypothetical Contract date; (2) the customer had made the Purchase Payments shown; and (3) the customer had allocated the Purchase Payments to the Investment Options indicated. To assist you in understanding this illustration, mathematical depictions of hypothetical performance may be accompanied by visual depictions, including pie charts, graphs, and other types of charts.
 The value of a variable annuity will fluctuate up and down, based on the performance of the underlying Investment Options, and the Contract Owner may experience a gain or loss. Actual investment results may be more or less than those shown on this illustration and will depend on a number of factors, including the choice and investment experience of the variable Investment Options.
 This illustration may illustrate adjusted historical performance for one or more Investment Options. If more than one option is illustrated, performance may be shown as aggregate performance for all Investment Options selected. In addition, if you elect to illustrate more than one Investment Option and to hypothetically allocate more money to one option than to other options (for example, 50% to one option, 30% to a second option, and 20% to a third option), performance may be shown as weighted aggregate performance.
 Performance data for the Investment Options illustrated in this illustration reflects the deduction of the Contract separate account insurance charges and contract maintenance charge. The fees and expenses of the underlying Investment Options which serve as funding vehicles are also reflected. The contingent deferred sales charge (CDSC) may or may not be reflected, depending upon what is being illustrated. For example, the CDSC would be deducted from cash surrender value figures that are illustrated, but not Contract Value figures. Please refer to the prospectus for full details on charges, expenses and fees. STANDARDIZED AVERAGE ANNUAL RETURN: Any adjusted historical performance illustration is accompanied by Standardized Average Annual Return for each Investment Option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time lump sum investment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the sub-account, if later. In contrast, illustration material may depict returns from the inception date of the applicable portfolio, if earlier than the inception date of the sub-account. Standardized return includes the effect of all portfolio expenses and all Contract expenses. If Contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return also assumes the assessment of a CDSC at the end of each applicable period. Standardized return is computed as of the most recent calendar quarter.

The ADJUSTED HISTORICAL AVERAGE ANNUAL RETURN is based upon the weighted aggregate historical rate of return on the Investment Options selected, commencing on the hypothetical purchase date, and calculates the change in Contract Value from the beginning of the

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.


 xx/xx/2002                                                   Page x of y

                                                                             A-2
hypothetical period to the end of the period, adjusted for additional Purchase Payments and any surrenders. The adjusted historical average annual return commences on the inception date of the Investment Option and includes mortality & expense charges and Investment Option fees, but does not include CDSC.

Weighted aggregate return for the portfolios selected for the total period shown is: xx.xx%. Average annual returns for each of the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter) are shown on another page of this illustration.

TAXES: The effect of income taxes, penalty taxes, and premium taxes have not been reflected in this illustration. While surrenders may or may not be depicted within this illustration, surrenders from the Contract will be subject to ordinary income tax to the extent that the Contract Value immediately before the surrender exceeds the total amount of after-tax money paid into the Contract. A surrender in excess of the taxable amount will constitute a nontaxable return of principal. If the taxpayer has not attained age 59 1/2 at the time of the distribution, the portion of the surrender that is subject to income tax may also be subject to a 10% premature distribution penalty. Please read the prospectus for further information.

For any tax-qualified account, e.g., IRA, the tax deferred growth feature is already provided by the tax Qualified retirement plan. Therefore, product features and benefits other than Tax Deferral should be reasons for acquiring an annuity in a Qualified retirement plan. If the Contract is an individual retirement annuity or other Qualified Contract, the Contract Owner will generally be taxed on all amounts surrendered, or received on surrender. The tax consequences will be different, however, if the Contract is a Roth IRA, or a traditional non-deductible IRA. See your tax advisor and read the prospectus for additional information.

The tax treatment of death benefit proceeds of an annuity Contract differs from the tax treatment of a life insurance policy. See your tax advisor and the prospectus for further details.

Please read the prospectus for further information.

BONUS: The Contract provides a bonus during the Accumulation Phase based on total net Purchase Payments made prior to age 81 based on the following schedule:


                  NET
                  PURCHASE
                  PAYMENT                             BONUS
                  $0 - $24,999                           4%
                  $25,000 - $99,999                      5%
                  $100,000 - $999,999                    6%
                  $1,000,000 - $4,999,999                7%
                  $5,000,000 +                           8%

Bonus amounts are available for surrender, annuitization or payment of the death benefit only when such amounts become vested as follows:

                                      VESTING
                  YEAR              PERCENTAGE
                    1                      0%
                    2                     35%
                    3                     70%
                    4+                    100%

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

 xx/xx/2002                                                   Page x of y

Allianz Life deducts a higher mortality and expense risk charge and assesses a CDSC based on a longer and higher schedule of charges to cover the cost of providing the bonus. If you surrender a portion of your Contract while the CDSC still applies, your net proceeds may be lower than if you had purchased an annuity without a bonus. Likewise, over time, the amount of the bonus may be offset by the higher mortality and expense risk charges.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. Allianz Life currently waives this charge if the value of your Contract is at least $75,000.

Allianz Life deducts a mortality and expense risk charge which varies depending upon the Guaranteed Minimum Death Benefit (GMDB) and Guaranteed Minimum Income Benefit (GMIB) you choose. Allianz Life also deducts an administrative charge. These charges, together with the contract maintenance charge, are for expenses associated with the administration of the Contract. The table below shows the combinations available to you and their charges during the Accumulation Phase, as a percentage of the average daily value of the Contract Value invested in the Variable Options.

                                                                     ENHANCED INCOME            ENHANCED INCOME
                                                                           OR                         AND
                                          TRADITIONAL                ENHANCED DEATH             ENHANCED DEATH
                                         DEATH BENEFIT                   BENEFIT                    BENEFIT

MORTALITY & EXPENSE                          1.50%                        1.80%                      2.00%
ADMINISTRATION                               0.15%                        0.15%                      0.15%
TOTAL                                        1.65%                        1.95%                     2.15%



The selection of the Traditional or Enhanced GMDB or Enhanced GMIB must be made at the time of initial Purchase Payment.

Traditional GMDB guarantees the greater of 1) Contract Value or 2) total Purchase Payments adjusted for partial surrenders. The Enhanced GMIB value or the GMDB is guaranteed to be the greater of 1) Contract Value, 2) total Purchase Payments adjusted for surrenders increased by 5% per year prior to age 81; or 3) highest anniversary value increased by subsequent additional Purchase Payments and adjusted for subsequent surrenders prior to age 81. These are available regardless of the value in your account when you decide it is time to take income. The additional cost for one of these enhanced benefits is .30% or for both enhanced benefits, .50%.
The GMIB guarantees that your Annuity  Payments will be equal to the greater of:
1) current fixed payout rates applied to the current Contract Value (less any applicable premium tax); or 2) guaranteed fixed payout rates applied to the Enhanced GMIB value. The GMIB is subject to a 10-year waiting period and must be annuitized under one of the fixed Annuity Options 1-6. If a period certain Annuity Option is chosen, the period must be a minimum of 10 years. You can always (3 years from issue) annuitize your Contract Value under fixed and variable Annuity Options.

If you take money out of the Contract, Allianz Life may assess a CDSC. The CDSC starts at 8.5% in the first Contract year and declines to 0% after Contract year 10.

There are also daily investment portfolio charges which currently range, on an annual basis, from 0.57% to 1.82% of the average daily value of the Portfolio, depending upon the Portfolio.

 This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the Contract is issued.

--------------------------------------------------------------------------------

This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

 xx/xx/2002                                                   Page x of y

The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit Value multiplied by the number of Units allocated to the Contract for each Investment Option. This value will fluctuate due to the investment performance of the selected Investment Option(s). The Contract Value reflects all portfolio expenses and all charges for the Contract features selected, but does not include the CDSC. It also does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for surrenders prior to age 59 1/2.

The "CASH SURRENDER VALUE" reflects all of the expenses and charges assessed against "Contract Value", and also reflects any CDSC if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for surrenders prior to age 59 1/2.

 IMPORTANT CONSIDERATIONS: Past performance is not necessarily indicative of future results. Values will fluctuate, so that the value of a Contract purchased by you may be worth more or less than your original cost.

 International investing involves some risks not present with U.S. investments, such as currency fluctuation and political volatility.

An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.

--------------------------------------------------------------------------------




















This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                    Page x of y

                                                                             A-5
                              USALLIANZ REWARDS(R)


PREPARED FOR:                                                          CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                                                       Contract Type: Non-Qualified
                                                                       Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                                                      Guaranteed Minimum Death Benefit (GMDB):
-----------------


                     STANDARDIZED AVERAGE ANNUAL RETURN AND
                            ADJUSTED PORTFOLIO RETURN
 As of [12/31/2000], a one-time investment of $1,000 if surrendered would have generated the following Standardized Average Annual Return, without regard to taxes and without regard to any bonus:

                                                                           SINCE      DATE OF      SINCE        DATE OF
                                                PORTFOLIO INCEPTION      PORTFOLIO   PORTFOLIO   SUB-ACCOUNT  SUB-ACCOUNT
INVESTMENT OPTION                           1 YEAR   5 YEAR    10 YEAR   INCEPTION    INCEPTION   INCEPTION    INCEPTION
-----------------                           ------   ------    -------   ---------    ---------   ---------    ---------
USAZ MONEY MARKET FUND                           *      *         *         *                                   5/1/2001
DAVIS VA FINANCIAL PORTFOLIO                     *      *         *         *                                   5/1/2001
DAVIS VA VALUE PORTFOLIO                       XXX%    XXX%      XXX%      XXX%                                4/19/1995

Standardized average annual return figures are calculated from the inception date of the applicable Allianz Life Sub-Account. Figures reflect the deduction of all Contract and Investment Option charges. Where there is a varying charge depending upon which feature selected, the highest potential charge is shown. The effect of the CDSC is reflected at the end of each period shown. Non-standardized performance reflecting Portfolio returns prior to Sub-Account inception have been adjusted for Contract expenses. The bonus credited on Contracts purchased prior to attained age 81 is shown only from the date the Contracts were first offered, on [date].



Past performance is not necessarily indicative of future results.


             [THIS PAGE MUST ACCOMPANY ANY ACCUMULATION ILLUSTRATION
                  CONTAINING ADJUSTED HISTORICAL PERFORMANCE.]







--------------------------------------------------------------------------------

This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                    Page x of y

                                                                             A-6
                              USALLIANZ REWARDS(R)


PREPARED FOR:                                                          CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                                                       Contract Type: Non-Qualified
                                                                       Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                                                      Guaranteed Minimum Death Benefit (GMDB):
-----------------

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Portfolio (___%)
____ Portfolio (___%)

                          EFFECT OF ADJUSTED HISTORICAL
                     RETURNS ON ILLUSTRATED CONTRACT VALUES


--------------- -------- --------------------- ---------- ---------------- ------------ ---------------- ------------ ----------
    END OF        AGE    ADJUSTED HISTORICAL   PURCHASE     BONUS/        CONTRACT    CASH SURRENDER      DEATH     ANNUITY
                           AVERAGE ANNUAL     PAYMENT                     VALUE          VALUE          BENEFIT      VALUE
     YEAR                       RETURN                    SURRENDERS
--------------- -------- --------------------- ---------- ---------------- ------------ ---------------- ------------ ----------

   Mm/dd/yyyy      45          Xx.xx%         $x,xxx.00      $(xxx.00)     $x,xxxx.00     $x,xxxx.00      $x,xxx.00
------------------
------------------ ---- --------------------- ----------- ---------------- ------------ ---------------- ------------ ----------



     This illustration is based upon adjusted historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns and is presented as of the most recent calendar [year/quarter].









--------------------------------------------------------------------------------

This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                    Page x of y

                                                                             A-7
                              IMPORTANT DISCLOSURES
                  S&P 500 HYPOTHETICAL HISTORICAL ILLUSTRATION


 THIS IS AN ILLUSTRATION NOT A CONTRACT. The purpose of this illustration is to demonstrate how Contract Values, death benefits, and income benefits are affected by the underlying rate of return over an extended period of time. This illustration is based on historical rates of return of the Standard & Poor's 500 Composite Price Index (S&P500) and is not intended to serve as a projection or prediction of future investment income. The S&P500 is not indicative of the performance of any Investment Option and is not necessarily indicative of future results. No representation is made as to the future performance of any Investment Option. The hypothetical assumed investment rates of return are illustrative only and are not a representation of past or future investment returns. It illustrates how much the Contract would hypothetically be worth, and how much the guaranteed death benefit would be, at the end of each year if:
 (1) the product were offered and the customer purchased the variable annuity on the hypothetical Contract date; (2) the customer had made the Purchase Payments shown; and (3) the customer had allocated the Purchase Payments to the Investment Options indicated.

 To assist you in understanding this illustration, mathematical depictions of hypothetical performance may be accompanied by visual depictions, including pie charts, graphs, and other types of charts.

 The value of a variable annuity will fluctuate up and down, based on the performance of the underlying Investment Options, and the Contract Owner may experience a gain or loss. Actual investment results may be more or less than those shown on this illustration and will depend on a number of factors, including the choice and investment experience of the variable Investment Options.

 Rates of return reflect the deduction of the Contract mortality and expense risk charge and contract maintenance charge. The contingent deferred sales charge (CDSC) may or may not be reflected, depending upon what is being illustrated. For example, the CDSC would be deducted from cash surrender value figures that are illustrated, but not Contract Value figures. Please refer to the prospectus for full details on charges, expenses and fees.

 TAXES: The effect of income taxes, penalty taxes, and premium taxes have not been reflected in this illustration. While surrenders may or may not be depicted within this illustration, surrenders from the Contract will be subject to ordinary income tax to the extent that the Contract Value immediately before the surrender exceeds the total amount of after-tax money paid into the Contract. A surrender in excess of the taxable amount will constitute a nontaxable return of principal. If the taxpayer has not attained age 59 1/2 at the time of the distribution, the portion of the surrender that is subject to income tax may also be subject to a 10% premature distribution penalty. Please read the prospectus for further information.

For any tax-qualified account, e.g., IRA, the tax deferred growth feature is already provided by the tax Qualified retirement plan. Therefore, product features and benefits other than Tax Deferral should be reasons for acquiring an annuity in a Qualified retirement plan. If the Contract is an individual retirement annuity or other Qualified Contract, the Contract Owner will generally be taxed on all amounts surrendered, or received on surrender. The tax consequences will be different, however, if the Contract is a Roth IRA, or a traditional non-deductible IRA. See your tax advisor and read the prospectus for additional information.

 The tax treatment of death benefit proceeds of an annuity Contract differs from the tax treatment of a life insurance policy. See your tax advisor and the prospectus for further details.

--------------------------------------------------------------------------------

This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.



 xx/xx/2002                                                   Page x of y

                                                                             A-8
Please read the prospectus for further information.

BONUS: The Contract provides a bonus during the Accumulation Phase based on total net Purchase Payments made prior to age 81 based on the following schedule:

                  NET
                  PURCHASE
                  PAYMENT                             BONUS
                  $0 - $24,999                           4%
                  $25,000 - $99,999                      5%
                  $100,000 - $999,999                    6%
                  $1,000,000 - $4,999,999                7%
                  $5,000,000 +                           8%

Bonus amounts are available for surrender, annuitization or payment of the death benefit only when such amounts become vested as follows:
                                     VESTING
                  YEAR             PERCENTAGE
                    1                   0%
                    2                  35%
                    3                  70%
                   4+                 100%

Allianz Life deducts a higher mortality and expense risk charge and assesses a CDSC based on a longer and higher schedule of charges to cover the cost of providing the bonus. If you surrender a portion of your Contract while the CDSC still applies, your net proceeds may be lower than if you had purchased an annuity without a bonus. Likewise, over time, the amount of the bonus may be offset by the higher mortality and expense risk charges.
COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each. Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. Allianz Life currently waives this charge if the value of your Contract is at least $75,000.

Allianz Life deducts a mortality and expense risk charge which varies depending upon the Guaranteed Minimum Death Benefit (GMDB) and Guaranteed Minimum Income Benefit (GMIB) you choose. Allianz Life also deducts an administrative charge. These charges, together with the contract maintenance charge, are for expenses associated with the administration of the Contract. The table below shows the combinations available to you and their charges during the Accumulation Phase, as a percentage of the average daily value of the Contract Value invested in the Variable Options.

                                                                     ENHANCED INCOME            ENHANCED INCOME
                                                                           OR                         AND
                                          TRADITIONAL                ENHANCED DEATH             ENHANCED DEATH
                                         DEATH BENEFIT                   BENEFIT                    BENEFIT
MORTALITY & EXPENSE                          1.50%                        1.80%                      2.00%
ADMINISTRATION                               0.15%                        0.15%                      0.15%
TOTAL                                        1.65%                        1.95%                      2.15%

This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
 xx/xx/2002                                                   Page x of y

                                                                             A-9

The selection of the Traditional or Enhanced GMDB or Enhanced GMIB must be made at the time of initial Purchase Payment.

Traditional GMDB guarantees the greater of 1) Contract Value or 2) total Purchase Payments adjusted for partial surrenders. The Enhanced GMIB value or the GMDB is guaranteed to be the greater of 1) Contract Value, 2) total Purchase Payments adjusted for surrenders increased by 5% per year prior to age 81; or 3) highest anniversary value increased by subsequent additional Purchase Payments and adjusted for subsequent surrenders prior to age 81. These are available regardless of the value in your account when you decide it is time to take income. The additional cost for one of these enhanced benefits is .30% or for both enhanced benefits, .50%.
The GMIB guarantees that your Annuity  Payments will be equal to the greater of:
1) current fixed payout rates applied to the current Contract Value (less any applicable premium tax); or 2) guaranteed fixed payout rates applied to the Enhanced GMIB value. The GMIB is subject to a 10-year waiting period and must be annuitized under one of the fixed Annuity Options 1-6. If a period certain Annuity Option is chosen, the period must be a minimum of 10 years. You can always (3 years from issue) annuitize your Contract Value under fixed and variable Annuity Options.

If you take money out of the Contract, Allianz Life may assess a CDSC. The CDSC starts at 8.5% in the first Contract year and declines to 0% after Contract year 10.

There are also daily investment portfolio charges which currently range, on an annual basis, from 0.57% to 1.82% of the average daily value of the Portfolio, depending upon the Portfolio. This illustration deducts _________%, the arithmetic average of the expenses of all available Investment Options.

This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the Contract is issued.

The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit Value multiplied by the number of Units allocated to the Contract for each Investment Option. This value will fluctuate due to the investment performance of the selected Investment Option(s). The Contract Value reflects all portfolio expenses and all charges for the Contract features selected, but does not include the CDSC. It also does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for surrenders prior to age 59 1/2.

The "CASH SURRENDER VALUE" reflects all of the expenses and charges assessed against "Contract Value", and also reflects any CDSC if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for surrenders prior to age 59 1/2.

 IMPORTANT CONSIDERATIONS: Past performance is not necessarily indicative of future results. Values will fluctuate, so that the value of a Contract purchased by you may be worth more or less than your original cost.






--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                    Page x of y

                                                                            A-10
                              USALLIANZ REWARDS(R)


PREPARED FOR:                                                          CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                                                       Contract Type: Non-Qualified
                                                                       Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                                                      Guaranteed Minimum Death Benefit (GMDB):
-----------------

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Portfolio (___%)
____ Portfolio (___%)

                          EFFECT OF S&P 500 HISTORICAL
                     RETURNS ON ILLUSTRATED CONTRACT VALUES


--------------- -------- --------------------- ---------- ---------------- ------------ ---------------- ------------ ----------
--------------    AGE    ADJUSTED HISTORICAL   PURCHASEPAYMENTS             CONTRACT    CASH SURRENDER      DEATH     ANNUITY
    END OF                  AVERAGE ANNUAL                BONUS/              VALUE          VALUE         BENEFIT      VALUE
     YEAR                       RETURN                    SURRENDERS

--------------- -------- --------------------- ---------- ---------------- ------------ ---------------- ------------ ----------

   Mm/dd/yyyy      45          Xx.xx%         $x,xxx.00      $(xxx.00)     $x,xxxx.00     $x,xxxx.00      $x,xxx.00
------------------

------------------ ---- --------------------- ----------- ---------------- ------------ ---------------- ------------ ----------


     This illustration is based upon adjusted historical S&P 500 returns during the period indicated. These S&P 500 returns are not indicative of the performance of any Investment Option. Past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns and is presented as of the most recent calendar [year/quarter].









--------------------------------------------------------------------------------

This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.



USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.


xx/xx/2002                                                    Page x of y

                                                                            A-11
                              IMPORTANT DISCLOSURES
                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION

THIS IS AN ILLUSTRATION NOT A CONTRACT. THE PURPOSE OF THIS ILLUSTRATION IS TO DEMONSTRATE HOW A VARYING RATE OF RETURN MAY AFFECT CONTRACT VALUES, DEATH BENEFITS, AND INCOME BENEFITS OVER AN EXTENDED PERIOD OF TIME. THIS ILLUSTRATION IS BASED UPON HYPOTHETICAL FIXED RETURNS DURING THE PERIOD INDICATED. THIS ILLUSTRATION IS NOT INTENDED TO SERVE AS A PROJECTION OR PREDICTION OF FUTURE RETURNS. IT ILLUSTRATES HOW MUCH THE CONTRACT WOULD HYPOTHETICALLY BE WORTH, AND HOW MUCH THE GUARANTEED DEATH BENEFIT AND GUARANTEED INCOME BENEFIT WOULD BE, BASED ON THE HYPOTHETICAL RATE OF RETURN ILLUSTRATED. NO REPRESENTATIONS ARE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

The value of a variable annuity will fluctuate up and down, based on the performance of the underlying Investment Options, and the Contract Owner may experience a gain or loss. Actual investment results may be more or less than those reflected in the hypothetical rates of return and will depend on a number of factors, including the choice and investment experience of the variable Investment Options.

This illustration, including any accompanying reports and graphs, must be preceded or accompanied by the current prospectus. Please refer to the prospectus for full details on charges, expenses, fees and state premium taxes.

TAXES: The effects of income, penalty and state premium taxes have not been reflected in the illustration. While surrenders may or may not be depicted within this illustration, surrenders from the Contract will be subject to ordinary income tax to the extent that the Contract Value immediately before the surrender exceeds the total amount of after-tax money paid into the Contract. A surrender in excess of the taxable amount will constitute a nontaxable return of principal. If the taxpayer has not attained age 59 1/2 at the time of the distribution, the portion of the surrender that is subject to income tax may also be subject to a 10% premature distribution penalty.

For any tax-qualified account, e.g., IRA, the tax deferred growth feature is already provided by the tax Qualified retirement plan. Therefore, product features and benefits other than tax deferral should be reasons for acquiring an annuity in a Qualified retirement plan. If the Contract is an individual retirement annuity or other Qualified Contract, the Contract Owner will generally be taxed on all amounts surrendered, or received on surrender. The tax consequences will be different, however, if the Contract is a Roth IRA, or a traditional non-deductible IRA. See your tax advisor and read the prospectus for additional information.

THE TAX TREATMENT OF DEATH BENEFIT PROCEEDS OF AN ANNUITY CONTRACT DIFFERS FROM THE TAX TREATMENT OF A LIFE INSURANCE POLICY. SEE YOUR TAX ADVISOR AND THE PROSPECTUS FOR FURTHER DETAILS.

Please read the prospectus for further information.










--------------------------------------------------------------------------------

This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.





xx/xx/2002                                                    Page x of y

                                                                            A-12
BONUS: The Contract provides a bonus during the Accumulation Phase based on total net Purchase Payments made prior to age 81 based on the following schedule:


                  NET
                  PURCHASE
                  PAYMENT                             BONUS
                  $0 - $24,999                           4%
                  $25,000 - $99,999                      5%
                  $100,000 - $999,999                    6%
                  $1,000,000 - $4,999,999                7%
                  $5,000,000 +                           8%


Bonus amounts are available for surrender, annuitization or payment of the death benefit only when such amounts become vested as follows:

                                      VESTING
                  YEAR              PERCENTAGE
                    1                      0%
                    2                     35%
                    3                     70%
                    4+                    100%

Allianz Life deducts a higher mortality and expense risk charge and assesses a CDSC based on a longer and higher schedule of charges to cover the cost of providing the bonus. If you surrender a portion of your Contract while the CDSC still applies, your net proceeds may be lower than if you had purchased an annuity without a bonus. Likewise, over time, the amount of the bonus may be offset by the higher mortality and expense risk charges.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each. Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. Allianz Life currently waives this charge if the value of your Contract is at least $75,000.

Allianz Life deducts a mortality and expense risk charge which varies depending upon the Guaranteed Minimum Death Benefit (GMDB) and Guaranteed Minimum Income Benefit (GMIB) you choose. Allianz Life also deducts an administrative charge. These charges, together with the contract maintenance charge, are for expenses associated with the administration of the Contract. The table below shows the combinations available to you and their charges during the Accumulation Phase, as a percentage of the average daily value of the Contract Value invested in the Variable Options.

                                                                     ENHANCED INCOME            ENHANCED INCOME
                                                                           OR                         AND
                                          TRADITIONAL                ENHANCED DEATH             ENHANCED DEATH
                                         DEATH BENEFIT                   BENEFIT                    BENEFIT
MORTALITY & EXPENSE                          1.50%                        1.80%                      2.00%
ADMINISTRATION                               0.15%                        0.15%                      0.15%
TOTAL                                        1.65%                        1.95%                     2.15%

--------------------------------------------------------------------------------

This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
xx/xx/2002                                                    Page x of y

The selection of the Traditional or Enhanced GMDB or Enhanced GMIB must be made at the time of initial Purchase Payment.

Traditional GMDB guarantees the greater of 1) Contract Value or 2) total Purchase Payments adjusted for partial surrenders. The Enhanced GMIB value or the GMDB is guaranteed to be the greater of 1) Contract Value, 2) total Purchase Payments adjusted for surrenders increased by 5% per year prior to age 81; or 3) highest anniversary value increased by subsequent additional Purchase Payments and adjusted for subsequent surrenders prior to age 81. These are available regardless of the value in your account when you decide it is time to take income. The additional cost for one of these enhanced benefits is .30% or for both enhanced benefits, .50%.
The GMIB guarantees that your Annuity  Payments will be equal to the greater of:
1) current fixed payout rates applied to the current Contract Value (less any applicable premium tax); or 2) guaranteed fixed payout rates applied to the Enhanced GMIB value. The GMIB is subject to a 10-year waiting period and must be annuitized under one of the fixed Annuity Options 1-6. If a period certain Annuity Option is chosen, the period must be a minimum of 10 years. You can always (3 years from issue) annuitize your Contract Value under fixed and variable Annuity Options.

If you take money out of the Contract, Allianz Life may assess a CDSC. The CDSC starts at 8.5% in the first Contract year and declines to 0% after Contract year 10.

There are also daily investment charges which currently range, on an annual basis, from 0.57% to 1.82% of the average daily value of the Portfolio, depending upon the Portfolio.

This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the Contract is issued.

The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit Value multiplied by the number of Units allocated to the Contract for each Investment Option. This value will fluctuate due to the investment performance of the selected Investment Options. The Contract Value reflects all Contract charges, and portfolio expenses for the Contract features selected but does not reflect the CDSC. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for surrenders prior to age 59 1/2.












--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                    Page x of y

The "CASH SURRENDER VALUE" reflects all of the expenses and charges assessed against "Contract Value", and also reflects any CDSC if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for surrenders prior to age 59 1/2.

IMPORTANT CONSIDERATIONS: Past performance is not necessarily indicative of future results. Values will fluctuate, so that the value of a contact purchased by you may be worth more or less than your cost.

International investing involves some risks not present with U.S. investments, such as currency fluctuation and political volatility.

An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.












--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.


xx/xx/2002                                                    Page x of y

                                                                            A-15
                              USALLIANZ REWARDS(R)

PREPARED FOR:                                                                   CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                                                                Contract Type: Non-Qualified
                                                                                Guaranteed Minimum Income Benefit: (GMIB):
PERIOD BEGINNING:                                                               Guaranteed Minimum Death Benefit: (GMDB):
-----------------

                                                HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                                                         GROSS RATE OF RETURN X.XX%


 ---------- --------- ------------------- --------------- ---------------- ------------- ------------- -------------- -----------

 END OF       AGE        HYPOTHETICAL        PURCHASE       SURRENDERS       CONTRACT        CASH      DEATH          ANNUITY
   YEAR                 GROSS RATE OF       PAYMENTS/                         VALUE       SURRENDER    Benefit
                            RETURN            BONUS                                         VALUE                     VALUE

                        (NOT TO EXCEED
                             12%)
 ---------- --------- ------------------- --------------- ---------------- ------------- ------------- -------------- -----------

 Mm/dd/yyyy    45           xx.xx%          $x,xxx.00        ($xxx.00)      $x,xxxx.00    $x,xxxx.00     $x,xxx.00
 ----------

 ---------- --------- ------------------- --------------- ---------------- ------------- ------------- -------------- -----------

This hypothetical is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any surrenders. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable M&E charge and average portfolio fee of ..xxxx%. The bonus in not included in Hypothetical Gross Rate of Return. However, it is included in other values shown.

This illustration is not intended to serve as a projection or prediction of future returns.

                 An illustration showing a hypothetical 0% gross rate of return is contained on the following page.









--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                      Page x of y

                                                                            A-16

                              USALLIANZ REWARDS(R)
PREPARED FOR:                                                                   CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                                                                Contract Type: Non-Qualified
                                                                                Guaranteed Minimum Income Benefit: (GMIB):
PERIOD BEGINNING:                                                      Guaranteed Minimum Death Benefit: (GMDB):


                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                           GROSS RATE OF RETURN 0.00%


---------- ----------- ------------------- ---------------- --------------- --------------- ------------------ ----------- ---------

END OF        AGE         HYPOTHETICAL        PURCHASE        SURRENDERS    CONTRACT VALUE   CASH SURRENDER    DEATH        ANNUITY
  YEAR                   GROSS RATE OF        PAYMENTS/                                           VALUE        BENEFIT
                             RETURN                                                                                          VALUE
                       ------------------       BONUS

---------- ----------- ------------------- ---------------- --------------- --------------- ------------------ ----------- ---------

Mm/dd/yyyy     45            xx.xx%           $x,xxx.00       ($xxx.00)       $x,xxxx.00       $x,xxxx.00       $x,xxx.00$  x,xxx.00
----------

---------- ----------- ------------------- ---------------- --------------- --------------- ------------------ ----------- ---------

This hypothetical is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any surrenders. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable M & E charge and average portfolio fee of ..xxxx%. The bonus in not included in Hypothetical Gross Rate of Return. However, it is included in other values shown.


              [This page must accompany any fixed return illustration showing a gross rate of return in excess of 0%.]













--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                     Page x of y

                                                                            A-17
                              IMPORTANT DISCLOSURES
             HYPOTHETICAL VARIABLE AND/OR FIXED PAYOUT ILLUSTRATION
This illustration depicts how a payment option may work when you annuitize your Contract. THIS ILLUSTRATION IS NOT A CONTRACT, AND IT IS NOT A REPRESENTATION OR GUARANTEE OF FUTURE RETURNS OR OF ANY SPECIFIC PAYOUT AMOUNT.

 If you want to receive regular income from your annuity, you can choose an Annuity Option at any time after the 36th month of the Contract. You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments come from the Variable Options, the dollar amount of your payments may go up or down based on the performance of the Portfolios.

The Contract provides that the Contract cannot be annuitized prior to 36 months after the Contract issue date. For this reason, illustrations that you receive will be based upon an annuity start date that is at least 36 months after the issue date.

You can elect to have illustrated either a "variable" payout option or a "fixed" payout option, or, you may elect to receive both a variable payout illustration and a fixed payout illustration. THE "VARIABLE" PAYOUT OPTION ILLUSTRATION is based upon actual historical performance of one or more Investment Options over the specified period, as adjusted for all applicable portfolio expenses and applicable Contract expenses. The principal purpose of the variable payout illustration is to demonstrate how the performance of the underlying Investment Options could affect Contract Values and payout amounts when the Contract is annuitized. Of course, past performance of any Investment Option is not necessarily indicative of future results, and no representation is made as to the future performance of any Investment Option.

This illustration may illustrate adjusted historical performance for one or more Investment Options. If more than one option is illustrated, performance may be shown as aggregate performance for all Investment Options selected. In addition, if you elect to illustrate more than one Investment Option and to hypothetically allocate more money to one option than to other options (for example, 50% to one option, 30% to a second option, and 20% to a third option), performance may be shown as weighted aggregate performance.

As an alternative variable payout illustration, the Standard & Poor's 500 Composite Price Index (S&P500) or other recognized investment benchmark may be used to show how values may vary. The S&P500 is not indicative of the performance of any Investment Option and is not necessarily indicative of future results. No representation is made as to the future performance of any Investment Option. The hypothetical assumed investment rates of return are illustrative only and are not a representation of past or future investment returns.

The illustration has not been adjusted for state or federal income tax liability, 10% federal penalty tax for surrenders prior to age 59 1/2, or any applicable state premium taxes; values would be lower if such adjustments had been made.

THE "FIXED" PAYOUT OPTION ILLUSTRATION is not based upon any sort of historical performance, but rather is based upon fixed payout factors that are in effect on the date of the illustration. These factors can change, up until the date you annuitize your Contract.

 VARIABLE PAYOUT ANNUITY- Variable Annuity payouts depend on a variety of factors, including the amount annuitized, annuity payout option selected, assumed investment rate (AIR), and will vary with the investment performance of the portfolio(s) selected. The variable income can increase or decrease from the initial monthly payment and no minimum dollar amount of variable income is guaranteed. Actual investment results may be more or less than those reflected in the hypothetical rates of return and will depend on a number of factors, including the choice and investment experience of the eligible variable Investment Options.

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal. USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                           Page x of y

                                                                            A-18
The AIR was selected by your investment representative. The 3% AIR payments start at a lower level than the 5% AIR, with the potential for more rapid increase in payments during later years. Conversely if a 5% AIR is chosen there is a potential for a more rapid decrease in payments during the later years.

The value of a variable annuity will fluctuate up and down, based on the performance of the underlying Investment Options, and the investor may experience a gain or loss. Actual investment results may be more or less than those shown on this illustration and will depend on a number of factors, including the choice and investment experience of the variable Investment Options.

STANDARDIZED AVERAGE ANNUAL RETURN: Any variable payout illustration that is based upon adjusted historical performance is accompanied by Standardized Average Annual Return for each Investment Option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time lump sum investment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the sub-account, if later. In contrast, illustration material may depict returns from the inception date of the applicable portfolio, if earlier than the inception date of the sub-account. Standardized return includes the effect of all portfolio expenses and all Contract expenses. If Contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return also assumes the assessment of a CDSC at the end of each applicable period. Standardized return is computed as of the most recent calendar quarter.

FIXED PAYOUT ANNUITY- Fixed payments will depend on a variety of factors, including the amount annuitized, payout factor rates when the Contract is annuitized, date of birth, and annuity payout option selected. Fixed Annuity payouts, once commenced, will not vary (except as indicated by the Annuity Option on the death of one of the Joint Annuitants).

BONUS: The Contract provides a bonus during the Accumulation Phase based on total net Purchase Payments made prior to age 81 based on the following schedule:

                  NET
                  PURCHASE
                  PAYMENT                             BONUS
                  $0 - $24,999                           4%
                  $25,000 - $99,999                      5%
                  $100,000 - $999,999                    6%
                  $1,000,000 - $4,999,999                7%
                  $5,000,000 +                           8%

Bonus amounts are available for surrender, annuitization or payment of the death benefit only when such amounts become vested as follows:
                                      VESTING
                  YEAR              PERCENTAGE
                    1                      0%
                    2                     35%
                    3                     70%
                    4+                    100%
Allianz Life deducts a higher mortality and expense risk charge and assesses a CDSC based on a longer and higher schedule of charges to cover the cost of providing the bonus. If you surrender a portion of your Contract while the CDSC still applies, your net proceeds may be lower than if you had purchased an annuity without a bonus. Likewise, over time, the amount of the bonus may be offset by the higher mortality and expense risk charges.

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal. USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
xx/xx/2002                                                    Page x of y

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. Allianz Life currently waives this charge if the value of your Contract is at least $75,000.

Allianz Life deducts a mortality and expense risk charge which varies depending upon the Guaranteed Minimum Death Benefit (GMDB) and Guaranteed Minimum Income Benefit (GMIB) you choose. Allianz Life also deducts an administrative charge. These charges, together with the contract maintenance charge, are for expenses associated with the administration of the Contract. The table below shows the combinations available to you and their charges during the Accumulation Phase, as a percentage of the average daily value of the Contract Value invested in the Variable Options.

                                                                     ENHANCED INCOME            ENHANCED INCOME
                                                                           OR                         AND
                                          TRADITIONAL                ENHANCED DEATH             ENHANCED DEATH
                                         DEATH BENEFIT                   BENEFIT                    BENEFIT
  MORTALITY & EXPENSE                       1.50%                        1.80%                        2.00%
  ADMINISTRATION                            0.15%                        0.15%                        0.15%
  TOTAL                                     1.65%                        1.95%                        2.15%

The selection of the Traditional or Enhanced GMDB or Enhanced GMIB must be made at the time of initial Purchase Payment.

Traditional GMDB guarantees the greater of 1) Contract Value or 2) total Purchase Payments adjusted for partial surrenders.

The Enhanced GMIB value or the GMDB is guaranteed to be the greater of 1) Contract Value, 2) total Purchase Payments adjusted for surrenders increased by 5% per year prior to age 81; or 3) highest anniversary value increased by subsequent additional Purchase Payments and adjusted for subsequent surrenders prior to age 81. These are available regardless of the value in your account when you decide it is time to take income. The additional cost for one of these enhanced benefits is .30% or for both enhanced benefits, .50%.

The GMIB guarantees that your Annuity  Payments will be equal to the greater of:
1) current fixed payout rates applied to the current Contract Value (less any applicable premium tax); or 2) guaranteed fixed payout rates applied to the Enhanced GMIB value. The GMIB is subject to a 10-year waiting period and must be annuitized under one of the fixed Annuity Options 1-6. If a period certain Annuity Option is chosen, the period must be a minimum of 10 years. You can always (3 years from issue) annuitize your Contract Value under fixed and variable Annuity Options.

If you take money out of the Contract, Allianz Life may assess a CDSC. The CDSC starts at 8.5% in the first Contract year and declines to 0% after Contract year
10. There are also daily investment charges which currently range, on an annual basis, from 0.57% to 1.82% of the average daily value of the Portfolio, depending upon the Portfolio.

This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the Contract is issued.

--------------------------------------------------------------------------------



This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                    Page x of y

IMPORTANT CONSIDERATIONS: Past performance is not necessarily indicative of future results. No representation is made as to future performance. The value of an annuity contract will fluctuate, so that it may be worth more or less than amounts paid in. International investing involves some risks not present with U.S. investments, such as currency fluctuation and political volatility.
An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.

--------------------------------------------------------------------------------
















--------------------------------------------------------------------------------


This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                    Page x of y

                                                                            A-21
                       STANDARDIZED AVERAGE ANNUAL RETURN
                          AND ADJUSTED PORTFOLIO RETURN

 As of [12/31/2000], a one time investment of $1,000 if surrendered would have generated the following Standardized Average Annual Return, taking into consideration all Contract charges but without regard to taxes and without regard to any bonus:


                                                                            SINCE          DATE OF       SINCE          DATE OF
                                           PORTFOLIO  INCEPTION            PORTFOLIO
                                                                                          PORTFOLIO     SUB-ACCOUNT   SUB-ACCOUNT
INVESTMENT OPTION                          1 YEAR      5 YEAR     10 YEARS  INCEPTION      INCEPTION      INCEPTION     INCEPTION
-----------------                          ------      ------     ---------------------------------------------------------------
USAZ Van Kampen Growth Fund               XXX%          XXX%          *          XXX%                                    4/19/1995


Standardized average annual return figures are calculated from the inception date of the applicable Allianz Life Sub-Account. Figures reflect the deduction of all Contract and Investment Option charges. Where there is a varying charge depending upon which feature selected, the highest potential charge is shown. The effect of the CDSC is reflected at the end of each period shown. Non-standardized performance reflecting Portfolio returns prior to Sub-Account inception have been adjusted for Contract expenses. The bonus credited on Contracts purchased prior to attained age 81 is shown only from the date the Contracts were first offered, on [date].



Past performance is not necessarily indicative of future results.


                   [THIS PAGE MUST ACCOMPANY ANY PAYOUT ILLUSTRATION CONTAINING ADJUSTED HISTORICAL INFORMATION.]















--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                    Page x of y

                                                                            A-22
                              USALLIANZ REWARDS(R)

PREPARED FOR:                                                          CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                                                       Contract Type:  Non-Qualified
PERIOD BEGINNING:                                                     Guaranteed Minimum Income Benefit: (GMIB):
-----------------
                                                                          Guaranteed Minimum Death Benefit: (GMDB):



                    HYPOTHETICAL VARIABLE PAYOUT ILLUSTRATION
                     BASED UPON ADJUSTED HISTORICAL RETURNS

ANNUITY OPTION:
Annuitization Age:                      65, Male                                            Annuity Value:            520,097.92
Federal Tax Rate:                                          28%
Assumed Investment Rate (AIR):                     3.5%
Annuitization Date:______________                                                                                         Cost
Basis: 500,000.00
Contract Date: ____________________

  INVESTMENT OPTION                                  ALLOCATION    INVESTMENT OPTION                                  ALLOCATION
  -----------------                                  ----------    -----------------                                  ----------
  USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND                    90%     USAZ VAN KAMPEN GROWTH FUND                              10%



   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- --------------
   PERIOD ENDING DATE         PAYOUT AGE           MONTHLY PAYOUT        EXCLUSION AMOUNT         TAXABLE AMOUNT        CUMULATIVE
                                                                                                                          PAYOUT
   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- --------------

   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- --------------

This illustration is based upon weighted aggregate historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns.
--------------------------------------------------------------------------------

Average annual returns for each of the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter) are shown on another page of this illustration.



--------------------------------------------------------------------------------


This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal. USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                    Page x of y

                                                                            A-23
                              USALLIANZ REWARDS(R)

PREPARED FOR:                                                          CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                                                       Contract Type:  Non-Qualified
PERIOD BEGINNING:                                                     Guaranteed Minimum Income Benefit (GMIB):
-----------------
                                                                         Guaranteed Minimum Death Benefit (GMDB):



                    HYPOTHETICAL VARIABLE PAYOUT ILLUSTRATION
                      BASED UPON S&P 500 HISTORICAL RETURNS

ANNUITY OPTION:
Annuitization Age:                      65, Male                                            Annuity Value:            520,097.92
Federal Tax Rate:                                          28%
Assumed Investment Rate (AIR):                     3.5%
Annuitization Date:______________                                                                                         Cost
Basis: 500,000.00
Contract Date: ____________________



   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- --------------
   PERIOD ENDING DATE         PAYOUT AGE           MONTHLY PAYOUT        EXCLUSION AMOUNT         TAXABLE AMOUNT        CUMULATIVE
                                                                                                                          PAYOUT
   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- --------------


   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- --------------

This illustration is based upon S&P 500 historical returns during the period indicated. These S&P 500 returns are not indicative of the performance of any Investment Options. Past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns and is presented as of the most recent calendar [year/quarter]..
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------





This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

 xx/xx/2002                                                   Page x of y

                                                                            A-24
                              USALLIANZ REWARDS(R)

PREPARED FOR:                                                          CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                                                       Contract Type: Non-Qualified
PERIOD BEGINNING:                                                      Guaranteed Minimum Income Benefit (GMIB):
----------------
                                                                       Guaranteed Minimum Death Benefit (GMDB):

                                                   HYPOTHETICAL FIXED PAYOUT ANNUITIZATION



ANNUITY OPTION:

Annuitization Age:   65, Male                                                                  Annuity Value:         520,097.92
Federal Tax Rate:
Annuitization Date:                                                                               Cost Basis:         500,000.00
Contract Date:


                                 Monthly             Exclusion             Taxable
                                 Payout                Amount              Amount
                                 xxxxx.xx              xxxxx.xx           xxxxx.xx





This hypothetical illustration is based upon payout factor rates currently in effect. These are subject to change, and may be higher or lower when you annuitize your Contract.

This illustration is not intended to serve as a projection or prediction of future returns.






--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.


xx/xx/2002                                                    Page x of y